United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21387

 Blankinship Funds, Inc.

(Exact name of registrant as specified in charter)

1210 South Huntress Court, McLean, VA  22102-2515

(Address of principal executive offices) (Zip code)

Rex Blankinship, President, 1210 South Huntress Court, McLean, VA  22102-2515

(Name and address of agent for service)

Registrant's telephone number, including area code:   703-356-6121

Date of fiscal year end:    October 31

Date of reporting period:   July 31, 2006

Item 1.

BLANKINSHIP VALUE FUND

Schedule of Investments

July 31, 2006

(Unaudited)

                                            Shares   Cost    Value

Domestic Common Stocks – 65.44%

  Building Materials – 2.80%

    Craftmade Intl. (CRFT)                   1,200  $22,740  $19,728

  Computer Equipment – 3.08%

    Dell (DELL)*                             1,000   26,048   21,680

  Consumer Durables – 10.54%

    Stanley Furniture (STLY)                   770   17,592  17,433

    Harley Davidson (HDI)                      300   14,696  17,100

    La-Z-Boy Incorporated (LZB)              1,200   13,174  15,300

    Marine Products (MPX)                    2,850   30,959  24,396

                                                     76,421  74,229

  Credit Agency – 4.57%

    Federal Agricultural Mortgage

      (Class C – non-voting) (AGM)           1,200   20,194  32,196

  Diversified Holding Companies – 8.65%

    Berkshire Hathaway, Inc. Class B (BRK.B)*   20   57,550  60,939

  Energy Exploration Services – 3.47%

    Dawson Geophysical (DWSN)*                 750   21,828  24,450

  Financial Services – 3.23%

    H&R Block (HRB)                          1,000   21,391  22,750

  Healthcare Products – 7.42%

    Johnson & Johnson (JNJ)                    500   29,226  31,275

    Utah Medical Devices (UTMD)                700   13,278  20,958

                                                     42,504  52,233

  Healthcare Services – 3.74%

    Coventry Healthcare (CVH)*                 500   23,981  26,350

  Industrial Equipment – 5.00%

    Middleby Corp. (MIDD)*                     450   21,378  35,199

  Industrial Supply – 2.85%

    Lawson Products (LAWS)                     550   17,556  20,081

  Retail – 2.87%

    Autozone (AZO)*                            230   19,418  20,210

BLANKINSHIP VALUE FUND

Schedule of Investments (Continued)

July 31, 2006

(Unaudited)

  Textiles & Apparel – 7.20%

    Kenneth Cole Productions (KCP)             550   14,872  13,250

    Lakeland Industries (LAKE)*              1,452   19,670  16,843

    Timberland (TBL)*                          800   22,536  20,600

                                                     57,078  50,693

            Total Domestic Common Stocks            428,087 460,738

Foreign Common Stocks – 10.82%

  Canada – 3.78%

    Oil and Gas Production – 3.78%

  Canadian Natural Resources ADR (CNQ)       500   27,349  26,620

  Netherlands – 3.53%

    Consumer staples – 3.53%

    Unilever NV ADR (UN)                     1,050   20,101  24,864

  South Korea – 3.51%

    Steel – 3.51%

    POSCO ADR (PKX)                            400   16,860  24,696

      Total Foreign Common Stocks                    64,310  76,180

Total investments – 76.26%                                  536,918

Other assets in excess of liabilities – 23.74%              167,173

Net assets - 100%                                           $704,091

* Non-income producing (does not normally pay dividends).

Item 2.  Controls and Procedures

(a)  Rex Blankinship, the President and Treasurer, has concluded that the Blankinship Value Fund’s (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to him, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30A-2(a)) is filed and attached hereto as Exhibit EX-99.CERT.

SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                       Blankinship Funds, Inc.

By (Signature and Title)                   /s/ Rex Blankinship

                                                          Rex Blankinship, President

Date       September 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                   /s/ Rex Blankinship

                                                          Rex Blankinship, President and Treasurer

Date       September 26, 2006